Description of Organization, Business Operations and Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted income (loss) per common share - USD ($)
	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Numerator: Earnings allocable to Common stock subject to possible redemption
Income from investments held in Trust Account	$ 37,656	$ 27,342
Less: income from investments held in Trust Account used to pay for income taxes and franchise taxes	(34,657)	(34,679)
Net income loss attributable to Common stock subject to possible redemption	$ 2,999	$ (7,337)
Denominator: Weighted average common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	16,638,694	16,723,356
Basic and diluted net loss per share, common stock subject to possible redemption (in Dollars per share)	$ 0.00	$ 0.00
Numerator: Net loss minus amount allocable to redeemable common stock and change in fair value
Net loss	$ (1,015,510)	$ (107,031)
Less: Net loss allocable to common stock subject to possible redemption	(2,999)	7,337
Non-redeemable net loss	$ (1,018,509)	$ (99,694)
Denominator: Weighted Average Non-Redeemable Common Stock
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	4,839,036	4,483,216
Basic and diluted net loss per share, non-redeemable common stock	$ (0.21)	$ (0.02)